Capital stock (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Oct. 26, 2021 shares	Mar. 10, 2021 USD ($) shares	Mar. 10, 2021 CAD ($) shares $ / shares	Nov. 24, 2020 USD ($) $ / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Aug. 14, 2020 USD ($) shares	Feb. 19, 2020 shares	Jun. 30, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 $ / shares	Nov. 24, 2020 $ / shares	Oct. 30, 2020 $ / shares	Aug. 14, 2020 $ / shares	Feb. 17, 2020 shares	Jul. 24, 2019 shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																	254,355,192
Adjustments for share-based payments									$ 362,000	$ 382,000	$ 127,000
Number of shares outstanding | shares									466,566,441	363,030,378	317,943,990
Long-term debt with related parties									$ 4,233,000
Accounts payable with related parties									5,914,000
Net debt									10,147,000
Fair value of ordinay shares									$ 4,630,000
Fair value of ordinay shares per share | (per share)									$ 0.105			$ 0.14
Gain on settlement of debt									$ 5,517,000
Weighted average remaining contractual life of outstanding share options									3 years 2 months 23 days
Expense from share-based payment transactions with employees									$ 362,000	$ 382,000	$ 127,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Description of stock option									Under the Company’s share option plan, and in accordance with TSX Venture Exchange requirements, the number of common shares reserved for issuance under the option plan shall not exceed 10% of the issued and outstanding common shares of the Company, have a maximum term of 5 years and vest at the discretion of the Board of Directors. In connection with the foregoing, the number of common shares reserved for issuance to: (a) any individual director or officer will not exceed 5% of the issued and outstanding common shares; and (b) all consultants will not exceed 2% of the issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options								5 years
Directors, Officers and Employees [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares						9,600,000
Exercise price | $ / shares															$ 0.16
Number of share options maturity date						Aug. 14, 2025
Fair value of options						$ 1,440,000
Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			104,086,063
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options		$ 7,408,000
Price of unit issued | $ / shares			$ 0.09
Warrants exercise price | $ / shares			$ 0.13
Cash commissions and expenses		326,000
Stock issued during period shares new issue | shares									57,777,777
Gross proceeds from private placement									$ 4,112,000
Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Price per shares | $ / shares									$ 0.30
Private Placement [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options		7,408,000	$ 9,368
Common Stock [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options		4,270,000
Cash commissions and expenses		188,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options									2 years 2 months 8 days
Warrants [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options		3,138,000
Price of unit issued | $ / shares			$ 0.09
Warrants exercise price | $ / shares			$ 0.13
Cash commissions and expenses		$ 138,000
Stock issued during period shares new issue | shares		2,509,586	2,509,586
Adjustments for share-based payments		$ 138,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	467,116,441															317,943,990
Stock issued during period shares new issue | shares	10,000,000						15,897,199
Percentage for issued and outstanding shares	0.02															0.05
Number of shares outstanding | shares	467,116,441															317,943,990
Stock repurchased shares | shares									550,000	155,000
Stock repurchased amount									$ 20,000	$ 17,000
Ordinary shares [member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Price per shares | (per share)				$ 0.10	$ 0.227								$ 0.14	$ 0.30
Number of shares issued | shares				1,201,111
Stock issued during period shares new issue | shares					44,040,277
[custom:DebtSettlement]					$ 10,000,000
Long-term debt with related parties					4,822,000
Accounts payable with related parties					5,178,000
Conversion of convertible instruments					1,458,000
Settlement of conversion of convertible instruments					$ 720,000
Fair value of ordinay shares				$ 119,000
Gain on settlement of debt				9,000
Related party fees				$ 128
Agent Compensation Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options									2 years 2 months 8 days
Number of share options granted in share-based payment arrangement | shares		2,509,586	2,509,586
Exercise price | $ / shares			$ 0.09
Number of share options maturity date		Mar. 10, 2024	Mar. 10, 2024
Fair value of options						138,000
Warrant exercise price | $ / shares			$ 0.13
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares		104,086,063	104,086,063
Exercise price | $ / shares			$ 0.13
Number of share options maturity date		Mar. 10, 2024	Mar. 10, 2024
Fair value of options						$ 5,441,000